Schedule of Property and Equipment Net (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Land	$ 51	$ 56
Buildings and leasehold improvements	565	549
Capitalized software	485	494
Furniture, fixtures and equipment	392	374
Buses and support vehicles	78	74
Projects in process	82	64
Property and Equipment, gross	1,653	1,611
Less: Accumulated depreciation and amortization	(1,015)	(997)
Property, Plant and Equipment, Net, Total	$ 638	$ 614